Summary of Significant Accounting Policies - Additional Information (Detail)	9 Months Ended		12 Months Ended
	Sep. 30, 2020 USD ($) Segment	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) Segment	Dec. 31, 2018 USD ($)	Jul. 01, 2016 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Number of operating segments | Segment	1		1
Restricted cash			$ 200,000	$ 200,000
Letter of credit					$ 100,000
Impairment losses on long-lived assets	$ 0	$ 0	0	0
Deferred offering costs			0	0
Expected dividend yield			$ 0.00
ASU 2018-13
Summary Of Significant Accounting Policies [Line Items]
Change in accounting principle, accounting standards update, adopted	true		true
Change in accounting principle, accounting standards update, adoption date	Jan. 01, 2020		Jan. 01, 2020
Change in accounting principle, accounting standards update, immaterial effect	true		true
Money Market Funds
Summary Of Significant Accounting Policies [Line Items]
Cash equivalents	$ 52,200,000		$ 22,800,000	$ 55,300,000